Right-of-Use asset (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Right of use assets [Abstract]
Summary of Right of Use Asset

	Category of Right-of-Use asset
	Land		Buildings		Plant and equipment (1)		Vehicles		Total
Gross carrying value:
As at April 1, 2022	₹	1,278	₹	25,993	₹	2,511	₹	904	₹	30,686
Additions		-		6,015		1,109		236		7,360
Additions through Business combinations (Refer to Note 7)		-		201		-		-		201
Disposals		-		(5,085)		(1,160)		(317)		(6,562)
Translation adjustment		-		822		120		42		984
As at March 31, 2023	₹	1,278	₹	27,946	₹	2,580	₹	865	₹	32,669

Accumulated depreciation:
As at April 1, 2022	₹	58	₹	9,676	₹	1,512	₹	570	₹	11,816
Depreciation		19		5,651		614		238		6,522
Disposals		-		(3,564)		(1,003)		(263)		(4,830)
Translation adjustment		-		364		69		26		459
As at March 31, 2023	₹	77	₹	12,127	₹	1,192	₹	571	₹	13,967
Net carrying value as at March 31, 2023									₹	18,702

Gross carrying value:
As at April 1, 2023	₹	1,278	₹	27,946	₹	2,580	₹	865	₹	32,669
Additions		65		6,505		264		251		7,085
Additions through Business combination (Refer to Note 7)		-		33		-		-		33
Disposals		-		(6,203)		(636)		(271)		(7,110)
Translation adjustment		-		172		34		4		210
As at March 31, 2024	₹	1,343	₹	28,453	₹	2,242	₹	849	₹	32,887

Accumulated depreciation:
As at April 1, 2023	₹	77	₹	12,127	₹	1,192	₹	571	₹	13,967
Depreciation		21		5,485		444		181		6,131
Disposals		-		(4,439)		(561)		(244)		(5,244)
Translation adjustment		-		64		11		3		78
As at March 31, 2024	₹	98	₹	13,237	₹	1,086	₹	511	₹	14,932
Net carrying value as at March 31, 2024									₹	17,955

(1) Including net carrying value of computer equipment amounting to ₹ 4 and ₹ 2, as at March 31, 2023 and 2024, respectively.

Disclosure of Lease Expenses

The Company recognized the following expenses in the consolidated statement of income:

	Year ended March 31,
	2022		2023		2024
Interest expenses on lease liabilities	₹	894	₹	1,176	₹	1,334
Rent expense recognized under facility expenses pertaining to:
Leases of low-value assets	150		261			245
Leases with less than twelve months of lease term		2,392		2,732		3,257
	₹	3,436	₹	4,169	₹	4,836